UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Overlay Shares Core Bond ETF
OVB (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Overlay Shares Core Bond ETF for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://lsfunds.com/ovb. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Core Bond ETF	$77	0.76%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2025, the Overlay Shares Core Bond ETF underperformed the Bloomberg US Aggregate Bond Index, gaining 2.44% on an NAV basis compared to 3.14% for the Index. The main driver of relative performance came from the Overlay which delivered a gross return to the Fund of about -0.90%. The Overlay performed above expectations despite a meaningful equity pullback in early 2025. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Core Bond ETF NAV	2.44	-0.21	1.32
Bloomberg US Aggregate Bond Index	3.14	-0.68	0.58
Visit https://lsfunds.com/ovb for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Core Bond ETF	PAGE 1	TSR-AR-53656F862

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$36,699,105
Number of Holdings	10
Net Advisory Fee	$359,588
Portfolio Turnover	9%
30-Day SEC Yield	3.10%
Distribution Yield	5.65%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	99.9%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.1%
MANAGED DISTRIBUTION
The fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital. As of August 31, 2025, $1,408,211 was determined to be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Core Bond ETF	PAGE 2	TSR-AR-53656F862

Overlay Shares Foreign Equity ETF
OVF (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Overlay Shares Foreign Equity ETF for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://lsfunds.com/ovf. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Foreign Equity ETF	$81	0.76%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended  August 31, 2025,  The Overlay Shares Foreign Equity ETF underperformed the MSCI All Country World Index ex US, gaining 14.37% on an NAV basis compared to 15.42% for the Index.  The main driver of relative performance came from the Overlay which delivered a gross return to the Fund of about -0.90%. The Overlay performed above expectations despite a meaningful equity pullback in early 2025. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Foreign Equity ETF NAV	14.37	7.97	6.68
MSCI AC WORLD INDEX ex USA Net (USD)	15.42	8.94	8.49
Visit https://lsfunds.com/ovf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Foreign Equity ETF	PAGE 1	TSR-AR-53656F870

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$24,982,537
Number of Holdings	12
Net Advisory Fee	$138,688
Portfolio Turnover	12%
30-Day SEC Yield	2.31%
Distribution Yield	4.82%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	100.0%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.0%
MANAGED DISTRIBUTION
The fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital. As of August 31, 2025, $499,395 was determined to be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Foreign Equity ETF	PAGE 2	TSR-AR-53656F870

Overlay Shares Hedged Large Cap Equity ETF
OVLH (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Overlay Shares Hedged Large Cap Equity ETF for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://lsfunds.com/ovlh. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Hedged Large Cap Equity ETF	$83	0.77%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2025,  the Overlay Shares Hedged Large Cap Equity ETF underperformed the S&P 500 TR Index, gaining 14.75% on an NAV basis compared to 15.88% for the Index. The underperformance was driven by the hedging costs for the downside protection maintained in the portfolio. While the protection helped to smooth returns and lessen drawdowns, they caused on drag on performance for the full year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/14/2021)
Overlay Shares Hedged Large Cap Equity ETF NAV	14.75	9.96
S&P 500 TR	15.88	13.86
Visit https://lsfunds.com/ovlh for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Hedged Large Cap Equity ETF	PAGE 1	TSR-AR-53656F581

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$76,546,104
Number of Holdings	5
Net Advisory Fee	$331,904
Portfolio Turnover	23%
30-Day SEC Yield	0.41%
Distribution Yield	0.32%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	97.8%
Purchased Options	2.2%
Money Market Funds	0.1%
Cash & Other	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovlh.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Hedged Large Cap Equity ETF	PAGE 2	TSR-AR-53656F581

Overlay Shares Large Cap Equity ETF
OVL (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Overlay Shares Large Cap Equity ETF for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://lsfunds.com/ovl. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Large Cap Equity ETF	$82	0.76%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2025, the Overlay Shares Large Cap Equity ETF underperformed the S&P 500 TR Index, gaining 14.61% on an NAV basis compared to 15.88% for the Index. The main driver of relative performance came from the Overlay which delivered a gross return to the Fund of about -0.90%. The Overlay performed above expectations despite a meaningful equity pullback in early 2025. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Large Cap Equity ETF NAV	14.61	14.95	16.27
S&P 500 TR	15.88	14.74	15.78
Visit https://lsfunds.com/ovl for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Large Cap Equity ETF	PAGE 1	TSR-AR-53656F805

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$168,778,784
Number of Holdings	10
Net Advisory Fee	$1,425,779
Portfolio Turnover	7%
30-Day SEC Yield	0.44%
Distribution Yield	3.06%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	100.0%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.0%
MANAGED DISTRIBUTION
The fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital. As of August 31, 2025, $5,379,579 was determined to be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovl.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Large Cap Equity ETF	PAGE 2	TSR-AR-53656F805

Overlay Shares Municipal Bond ETF
OVM (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Overlay Shares Municipal Bond ETF for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://lsfunds.com/ovm. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Municipal Bond ETF	$76	0.76%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2025, the Overlay Shares Municipal Bond ETF underperformed the Bloomberg Municipal Bond Index, returning -0.73% on an NAV basis compared to 0.08% for the Index. The main driver of relative performance came from the Overlay which delivered a gross return to the Fund of about -0.90%. The Overlay performed above expectations despite a meaningful equity pullback in early 2025. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Municipal Bond ETF NAV	-0.73	0.82	1.67
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	0.58
Bloomberg Municipal Bond Index	0.08	0.40	1.01
Visit https://lsfunds.com/ovm for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Municipal Bond ETF	PAGE 1	TSR-AR-53656F854

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$27,275,554
Number of Holdings	10
Net Advisory Fee	$204,080
Portfolio Turnover	7%
30-Day SEC Yield	2.44%
Distribution Yield	4.84%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	100.0%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.0%
MANAGED DISTRIBUTION
The fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital. As of August 31, 2025, $784,690 was determined to be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovm.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Municipal Bond ETF	PAGE 2	TSR-AR-53656F854

Overlay Shares Short Term Bond ETF
OVT (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Overlay Shares Short Term Bond ETF for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://lsfunds.com/ovt. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Short Term Bond ETF	$78	0.76%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended  August 31, 2025, the Overlay Shares Short Term Bond ETF underperformed the Bloomberg US Corporate 1-5 Years Index, gaining 4.79% on an  NAV basis compared to 5.69% for the Index. The main driver of relative performance came from the Overlay which delivered a gross return to the Fund of about -0.90%. The Overlay performed above expectations despite a meaningful equity pullback in early 2025. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/14/2021)
Overlay Shares Short Term Bond ETF NAV	4.79	2.44
Bloomberg U.S. Aggregate Bond Index	3.14	-0.67
Bloomberg U.S. Corporate 1-5 years Index	5.69	2.10
Visit https://lsfunds.com/ovt for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Short Term Bond ETF	PAGE 1	TSR-AR-53656F573

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$51,554,236
Number of Holdings	10
Net Advisory Fee	$388,877
Portfolio Turnover	7%
30-Day SEC Yield	3.48%
Distribution Yield	6.05%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	99.9%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.1%
MANAGED DISTRIBUTION
The fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital. As of August 31, 2025, $1,295,551 was determined to be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovt.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Short Term Bond ETF	PAGE 2	TSR-AR-53656F573

Overlay Shares Small Cap Equity ETF
OVS (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Overlay Shares Small Cap Equity ETF for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://lsfunds.com/ovs. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Small Cap Equity ETF	$78	0.77%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2025, the Overlay Shares Small Cap Equity ETF underperformed the S&P 600 Small Cap TR Index, gaining 2.41% on an NAV basis compared to 3.51% for the Index. The main driver of relative performance came from the Overlay which delivered a gross return to the Fund of about -0.90%. The Overlay performed above expectations despite a meaningful equity pullback in early 2025. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Small Cap Equity ETF NAV	2.41	11.75	9.48
S&P 500 TR	15.88	14.74	15.78
S&P SmallCap 600 TR	3.51	11.64	9.03
Visit https://lsfunds.com/ovs for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Small Cap Equity ETF	PAGE 1	TSR-AR-53656F888

KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$15,842,166
Number of Holdings	10
Net Advisory Fee	$93,014
Portfolio Turnover	6%
30-Day SEC Yield	1.36%
Distribution Yield	4.20%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	100.0%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.0%
MANAGED DISTRIBUTION
The fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital. As of August 31, 2025, $330,803 was determined to be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Small Cap Equity ETF	PAGE 2	TSR-AR-53656F888

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2025	FYE 8/31/2024
(a) Audit Fees	$98,350	$93,450
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$23,975	$22,750
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Overlay Shares ETFs
Overlay Shares Core Bond ETF (OVB)
Overlay Shares Foreign Equity ETF (OVF)
Overlay Shares Hedged Large Cap Equity ETF (OVLH)
Overlay Shares Large Cap Equity ETF (OVL)
Overlay Shares Municipal Bond ETF (OVM)
Overlay Shares Short Term Bond ETF (OVT)
Overlay Shares Small Cap Equity ETF (OVS)
Annual Financial Statements & Additional Information
August 31, 2025

Overlay Shares Core Bond ETF
Schedule of Investments
August 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
iShares Core U.S. Aggregate Bond ETF(a)(b)		368,720	$36,672,892
TOTAL EXCHANGE TRADED FUNDS (Cost $42,132,194)			36,672,892
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(c)
Put Options - 0.1%
CBOE S&P 500 Index(d)(e)(f)
Expiration: 09/02/2025; Exercise Price: $6,350.00	$9,044,364	14	1,470
Expiration: 09/03/2025; Exercise Price: $6,350.00	9,044,364	14	4,060
Expiration: 09/04/2025; Exercise Price: $6,350.00	9,044,364	14	7,140
Expiration: 09/05/2025; Exercise Price: $6,350.00	9,044,364	14	13,860
TOTAL PURCHASED OPTIONS (Cost $75,574)			26,530

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(g)
First American Government Obligations Fund - Class X, 4.22%(h)	2,374	2,374
TOTAL MONEY MARKET FUNDS (Cost $2,374)		2,374
TOTAL INVESTMENTS - 100.0% (Cost $42,210,142)		$36,701,796
Liabilities in Excess of Other Assets - (0.0)%(g)		(2,691)
TOTAL NET ASSETS - 100.0%		$36,699,105

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $3,481,100.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Overlay Shares Core Bond ETF
Schedule of Written Options
August 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
CBOE S&P 500 Index(a)(b)
Expiration: 09/02/2025; Exercise Price: $6,400.00	$(9,044,364)	(14)	$(4,620)
Expiration: 09/03/2025; Exercise Price: $6,400.00	(9,044,364)	(14)	(9,660)
Expiration: 09/04/2025; Exercise Price: $6,400.00	(9,044,364)	(14)	(14,770)
Expiration: 09/05/2025; Exercise Price: $6,400.00	(9,044,364)	(14)	(25,060)
TOTAL WRITTEN OPTIONS (Premiums received $126,838)			$(54,110)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$36,672,892	$—	$—	$36,672,892
Purchased Options	—	26,530	—	26,530
Money Market Funds	2,374	—	—	2,374
Total Investments	$36,675,266	$26,530	$—	$36,701,796
Liabilities:
Investments:
Written Options	$—	$(54,110)	$—	$(54,110)
Total Investments	$—	$(54,110)	$—	$(54,110)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

Overlay Shares Foreign Equity ETF
Schedule of Investments
August 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
iShares Core MSCI EAFE ETF(a)(b)		233,771	$19,989,758
iShares Core MSCI Emerging Markets ETF		80,191	4,979,059
iShares MSCI EAFE Min Vol Factor ETF		72	6,114
TOTAL EXCHANGE TRADED FUNDS (Cost $20,977,211)			24,974,931
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(c)
Put Options - 0.1%
CBOE S&P 500 Index(d)(e)(f)
Expiration: 09/02/2025; Exercise Price: $6,350.00	$6,460,260	10	1,050
Expiration: 09/03/2025; Exercise Price: $6,350.00	5,814,234	9	2,610
Expiration: 09/04/2025; Exercise Price: $6,350.00	6,460,260	10	5,100
Expiration: 09/05/2025; Exercise Price: $6,350.00	5,814,234	9	8,910
TOTAL PURCHASED OPTIONS (Cost $50,967)			17,670

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(g)
First American Government Obligations Fund - Class X, 4.22%(b)(h)	6,377	6,377
TOTAL MONEY MARKET FUNDS (Cost $6,377)		6,377
TOTAL INVESTMENTS - 100.1% (Cost $21,034,555)		$24,998,978
Liabilities in Excess of Other Assets - (0.1)%		(16,441)
TOTAL NET ASSETS - 100.0%		$24,982,537

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $4,275,500.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

Overlay Shares Foreign Equity ETF
Schedule of Written Options
August 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
CBOE S&P 500 Index(a)(b)
Expiration: 09/02/2025; Exercise Price: $6,400.00	$(6,460,260)	(10)	$(3,300)
Expiration: 09/03/2025; Exercise Price: $6,400.00	(5,814,234)	(9)	(6,210)
Expiration: 09/04/2025; Exercise Price: $6,400.00	(6,460,260)	(10)	(10,550)
Expiration: 09/05/2025; Exercise Price: $6,400.00	(5,814,234)	(9)	(16,110)
TOTAL WRITTEN OPTIONS (Premiums received $85,698)			$(36,170)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$24,974,931	$—	$—	$24,974,931
Purchased Options	—	17,670	—	17,670
Money Market Funds	6,377	—	—	6,377
Total Investments	$24,981,308	$17,670	$—	$24,998,978
Liabilities:
Investments:
Written Options	$—	$(36,170)	$—	$(36,170)
Total Investments	$—	$(36,170)	$—	$(36,170)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

Overlay Shares Hedged Large Cap Equity ETF
Schedule of Investments
August 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 97.8%
Vanguard S&P 500 ETF(a)		126,218	$74,857,372
TOTAL EXCHANGE TRADED FUNDS (Cost $65,808,128)			74,857,372
	Notional Amount	Contracts
PURCHASED OPTIONS - 2.2%(b)
Put Options - 2.2%
CBOE S&P 500 Index(c)(d)
Expiration: 12/19/2025; Exercise Price: $6,000.00	$23,902,962	37	298,590
Expiration: 03/20/2026; Exercise Price: $6,000.00	23,902,962	37	511,895
Expiration: 06/18/2026; Exercise Price: $6,000.00	30,363,222	47	870,440
TOTAL PURCHASED OPTIONS (Cost $2,053,747)			1,680,925

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.22%(e)	49,551	$49,551
TOTAL MONEY MARKET FUNDS (Cost $49,551)		49,551
TOTAL INVESTMENTS - 100.1% (Cost $67,911,426)		$76,587,848
Liabilities in Excess of Other Assets - (0.1)%		(41,744)
TOTAL NET ASSETS - 100.0%		$76,546,104

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$74,857,372	$—	$—	$74,857,372
Purchased Options	—	1,680,925	—	1,680,925
Money Market Funds	49,551	—	—	49,551
Total Investments	$74,906,923	$1,680,925	$—	$76,587,848

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

5

Overlay Shares Large Cap Equity ETF
Schedule of Investments
August 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
Vanguard S&P 500 ETF(a)(b)		284,460	$168,707,537
TOTAL EXCHANGE TRADED FUNDS (Cost $154,336,895)			168,707,537
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(c)
Put Options - 0.1%
CBOE S&P 500 Index(d)(e)(f)
Expiration: 09/02/2025; Exercise Price: $6,350.00	$41,991,690	65	6,825
Expiration: 09/03/2025; Exercise Price: $6,350.00	41,991,690	65	18,850
Expiration: 09/04/2025; Exercise Price: $6,350.00	41,991,690	65	33,150
Expiration: 09/05/2025; Exercise Price: $6,350.00	41,991,690	65	64,350
TOTAL PURCHASED OPTIONS (Cost $350,880)			123,175

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(g)
First American Government Obligations Fund - Class X, 4.22%(b)(h)	76,772	76,772
TOTAL MONEY MARKET FUNDS (Cost $76,772)		76,772
TOTAL INVESTMENTS - 100.1% (Cost $154,764,547)		$168,907,484
Liabilities in Excess of Other Assets - (0.1)%		(128,700)
TOTAL NET ASSETS - 100.0%		$168,778,784

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $29,654,000.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

Overlay Shares Large Cap Equity ETF
Schedule of Written Options
August 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
CBOE S&P 500 Index(a)(b)
Expiration: 09/02/2025; Exercise Price: $6,400.00	$(41,991,690)	(65)	$(21,450)
Expiration: 09/03/2025; Exercise Price: $6,400.00	(41,991,690)	(65)	(44,850)
Expiration: 09/04/2025; Exercise Price: $6,400.00	(41,991,690)	(65)	(68,575)
Expiration: 09/05/2025; Exercise Price: $6,400.00	(41,991,690)	(65)	(116,350)
TOTAL WRITTEN OPTIONS (Premiums received $588,890)			$(251,225)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$168,707,537	$—	$—	$168,707,537
Purchased Options	—	123,175	—	123,175
Money Market Funds	76,772	—	—	76,772
Total Investments	$168,784,309	$123,175	$—	$168,907,484
Liabilities:
Investments:
Written Options	$—	$(251,225)	$—	$(251,225)
Total Investments	$—	$(251,225)	$—	$(251,225)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

7

Overlay Shares Municipal Bond ETF
Schedule of Investments
August 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
iShares National Muni Bond ETF(a)(b)		261,064	$27,270,746
TOTAL EXCHANGE TRADED FUNDS (Cost $28,512,488)			27,270,746
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(c)
Put Options - 0.1%
CBOE S&P 500 Index(d)(e)(f)
Expiration: 09/02/2025; Exercise Price: $6,350.00	$7,106,286	11	1,155
Expiration: 09/03/2025; Exercise Price: $6,350.00	6,460,260	10	2,900
Expiration: 09/04/2025; Exercise Price: $6,350.00	7,106,286	11	5,610
Expiration: 09/05/2025; Exercise Price: $6,350.00	6,460,260	10	9,900
TOTAL PURCHASED OPTIONS (Cost $56,365)			19,565

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(g)
First American Government Obligations Fund - Class X, 4.22%(b)(h)	13,230	13,230
TOTAL MONEY MARKET FUNDS (Cost $13,230)		13,230
TOTAL INVESTMENTS - 100.1% (Cost $28,582,083)		$27,303,541
Liabilities in Excess of Other Assets - (0.1)%		(27,987)
TOTAL NET ASSETS - 100.0%		$27,275,554

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $3,656,100.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

8

Overlay Shares Municipal Bond ETF
Schedule of Written Options
August 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
CBOE S&P 500 Index(a)(b)
Expiration: 09/02/2025; Exercise Price: $6,400.00	$(7,106,286)	(11)	$(3,630)
Expiration: 09/03/2025; Exercise Price: $6,400.00	(6,460,260)	(10)	(6,900)
Expiration: 09/04/2025; Exercise Price: $6,400.00	(7,106,286)	(11)	(11,605)
Expiration: 09/05/2025; Exercise Price: $6,400.00	(6,460,260)	(10)	(17,900)
TOTAL WRITTEN OPTIONS (Premiums received $94,757)			$(40,035)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$27,270,746	$—	$—	$27,270,746
Purchased Options	—	19,565	—	19,565
Money Market Funds	13,230	—	—	13,230
Total Investments	$27,283,976	$19,565	$—	$27,303,541
Liabilities:
Investments:
Written Options	$—	$(40,035)	$—	$(40,035)
Total Investments	$—	$(40,035)	$—	$(40,035)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

9

Overlay Shares Short Term Bond ETF
Schedule of Investments
August 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
Vanguard Short-Term Corporate Bond ETF(a)(b)		645,202	$51,532,284
TOTAL EXCHANGE TRADED FUNDS (Cost $52,301,584)			51,532,284
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(c)
Put Options - 0.1%
CBOE S&P 500 Index(d)(e)(f)
Expiration: 09/02/2025; Exercise Price: $6,350.00	$12,920,520	20	2,100
Expiration: 09/03/2025; Exercise Price: $6,350.00	12,920,520	20	5,800
Expiration: 09/04/2025; Exercise Price: $6,350.00	12,920,520	20	10,200
Expiration: 09/05/2025; Exercise Price: $6,350.00	12,274,494	19	18,810
TOTAL PURCHASED OPTIONS (Cost $106,122)			36,910

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(g)
First American Government Obligations Fund - Class X, 4.22%(b)(h)	9,735	9,735
TOTAL MONEY MARKET FUNDS (Cost $9,735)		9,735
TOTAL INVESTMENTS - 100.0% (Cost $52,417,441)		$51,578,929
Liabilities in Excess of Other Assets - (0.0)%(g)		(24,693)
TOTAL NET ASSETS - 100.0%		$51,554,236

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $7,987,000.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

10

Overlay Shares Short Term Bond ETF
Schedule of Written Options
August 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
CBOE S&P 500 Index(a)(b)
Expiration: 09/02/2025; Exercise Price: $6,400.00	$(12,920,520)	(20)	$(6,600)
Expiration: 09/03/2025; Exercise Price: $6,400.00	(12,920,520)	(20)	(13,800)
Expiration: 09/04/2025; Exercise Price: $6,400.00	(12,920,520)	(20)	(21,100)
Expiration: 09/05/2025; Exercise Price: $6,400.00	(12,274,494)	(19)	(34,010)
TOTAL WRITTEN OPTIONS (Premiums received $178,358)			$(75,510)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$51,532,284	$—	$—	$51,532,284
Purchased Options	—	36,910	—	36,910
Money Market Funds	9,735	—	—	9,735
Total Investments	$51,542,019	$36,910	$—	$51,578,929
Liabilities:
Investments:
Written Options	$—	$(75,510)	$—	$(75,510)
Total Investments	$—	$(75,510)	$—	$(75,510)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

11

Overlay Shares Small Cap Equity ETF
Schedule of Investments
August 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
iShares Core S&P Small-Cap ETF(a)(b)		134,175	$15,838,017
TOTAL EXCHANGE TRADED FUNDS (Cost $14,875,113)			15,838,017
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(c)
Put Options - 0.1%
CBOE S&P 500 Index(d)(e)(f)
Expiration: 09/02/2025; Exercise Price: $6,350.00	$3,876,156	6	630
Expiration: 09/03/2025; Exercise Price: $6,350.00	3,876,156	6	1,740
Expiration: 09/04/2025; Exercise Price: $6,350.00	3,876,156	6	3,060
Expiration: 09/05/2025; Exercise Price: $6,350.00	3,876,156	6	5,940
TOTAL PURCHASED OPTIONS (Cost $32,389)			11,370

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(g)
First American Government Obligations Fund - Class X, 4.22%(b)(h)	845	845
TOTAL MONEY MARKET FUNDS (Cost $845)		845
TOTAL INVESTMENTS - 100.1% (Cost $14,908,347)		$15,850,232
Liabilities in Excess of Other Assets - (0.1)%		(8,066)
TOTAL NET ASSETS - 100.0%		$15,842,166

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $4,721,600.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

Overlay Shares Small Cap Equity ETF
Schedule of Written Options
August 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
CBOE S&P 500 Index(a)(b)
Expiration: 09/02/2025; Exercise Price: $6,400.00	$(3,876,156)	(6)	$(1,980)
Expiration: 09/03/2025; Exercise Price: $6,400.00	(3,876,156)	(6)	(4,140)
Expiration: 09/04/2025; Exercise Price: $6,400.00	(3,876,156)	(6)	(6,330)
Expiration: 09/05/2025; Exercise Price: $6,400.00	(3,876,156)	(6)	(10,740)
TOTAL WRITTEN OPTIONS (Premiums received $54,359)			$(23,190)

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$15,838,017	$—	$—	$15,838,017
Purchased Options	—	11,370	—	11,370
Money Market Funds	845	—	—	845
Total Investments	$15,838,862	$11,370	$—	$15,850,232
Liabilities:
Investments:
Written Options	$—	$(23,190)	$—	$(23,190)
Total Investments	$—	$(23,190)	$—	$(23,190)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

13

OVERLAY SHARES ETFs
Statements of Assets and Liabilities
August 31, 2025

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF
ASSETS:
Investments, at value	$36,701,796	$24,998,978	$76,587,848	$168,907,484	$27,303,541
Deposit at broker for option contracts	64,328	35,807	5,876	235,029	20,162
Cash held as collateral	11,557	—	—	—	9,713
Dividend receivable	70	23	111	337	69
Total assets	36,777,751	25,034,808	76,593,835	169,142,850	27,333,485
LIABILITIES:
Written option contracts, at value	54,110	36,170	—	251,225	40,035
Payable to adviser	23,195	15,610	47,731	107,617	17,224
Payable for expenses and other liabilities	1,341	491	—	5,224	672
Total liabilities	78,646	52,271	47,731	364,066	57,931
NET ASSETS	$ 36,699,105	$24,982,537	$76,546,104	$168,778,784	$27,275,554
Net Assets Consists of:
Paid-in capital	$43,639,049	$21,787,075	$71,962,299	$156,078,538	$28,939,896
Total distributable earnings/(accumulated losses)	(6,939,944)	3,195,462	4,583,805	12,700,246	(1,664,342)
Total net assets	$ 36,699,105	$24,982,537	$76,546,104	$168,778,784	$27,275,554
Net assets	$36,699,105	$24,982,537	$76,546,104	$168,778,784	$27,275,554
Shares issued and outstanding(a)	1,785,000	890,000	2,020,000	3,350,000	1,295,000
Net asset value per share	$20.56	$28.07	$37.89	$50.38	$21.06
Cost:
Investments, at cost	$42,210,142	$21,034,555	$67,911,426	$154,764,547	$28,582,083
Proceeds:
Written options premium received	$126,838	$85,698	$—	$588,890	$94,757

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

14

OVERLAY SHARES ETFs
Statements of Assets and Liabilities
August 31, 2025(Continued)

	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
ASSETS:
Investments, at value	$51,578,929	$15,850,232
Deposit at broker for option contracts	55,123	25,118
Cash held as collateral	29,720	—
Dividend receivable	154	8
Total assets	51,663,926	15,875,358
LIABILITIES:
Written option contracts, at value	75,510	23,190
Payable to adviser	32,590	9,731
Payable for expenses and other liabilities	1,590	271
Total liabilities	109,690	33,192
NET ASSETS	$ 51,554,236	$15,842,166
Net Assets Consists of:
Paid-in capital	$52,534,904	$14,971,912
Total distributable earnings/(accumulated losses)	(980,668)	870,254
Total net assets	$ 51,554,236	$15,842,166
Net assets	$51,554,236	$15,842,166
Shares issued and outstanding(a)	2,320,000	450,000
Net asset value per share	$22.22	$35.20
Cost:
Investments, at cost	$52,417,441	$14,908,347
Proceeds:
Written options premium received	$178,358	$54,359

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

15

OVERLAY SHARES ETFs
Statements of Operations
For the Year Ended August 31, 2025

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF
INVESTMENT INCOME:
Dividend income	$1,864,151	$608,855	$521,468	$2,582,260	$850,764
Interest income	—	—	—	670	—
Total investment income	1,864,151	608,855	521,468	2,582,930	850,764
EXPENSES:
Investment advisory fee	359,588	138,688	331,904	1,425,779	204,080
Interest expense	6,015	1,998	8,556	19,243	3,501
Total expenses	365,603	140,686	340,460	1,445,022	207,581
NET INVESTMENT INCOME	1,498,548	468,169	181,008	1,137,908	643,183
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,940,771)	115,339	3,255,624	25,606,337	(158,766)
Written option contracts expired or closed	331,670	402,021	—	(2,369,051)	(250,626)
Net realized gain (loss)	(1,609,101)	517,360	3,255,624	23,237,286	(409,392)
Net change in unrealized appreciation (depreciation) on:
Investments	846,668	1,564,315	5,807,621	(2,161,629)	(592,897)
Written option contracts	(50,167)	109	—	(126,291)	(3,273)
Net change in unrealized appreciation (depreciation)	796,501	1,564,424	5,807,621	(2,287,920)	(596,170)
Net realized and unrealized gain (loss)	(812,600)	2,081,784	9,063,245	20,949,366	(1,005,562)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$685,948	$2,549,953	$9,244,253	$22,087,274	$(362,379)

The accompanying notes are an integral part of these financial statements.

16

OVERLAY SHARES ETFs
Statements of Operations
For the Year Ended August 31, 2025(Continued)

	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
INVESTMENT INCOME:
Dividend income	$ 2,181,746	$249,462
Total investment income	2,181,746	249,462
EXPENSES:
Investment advisory fee	388,877	93,014
Interest expense	7,479	2,321
Total expenses	396,356	95,335
NET INVESTMENT INCOME	1,785,390	154,127
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(62,096)	598,051
Written option contracts expired or closed	17,433	42,688
Net realized gain (loss)	(44,663)	640,739
Net change in unrealized appreciation (depreciation) on:
Investments	873,509	(200,811)
Written option contracts	(5,672)	2,172
Net change in unrealized appreciation (depreciation)	867,837	(198,639)
Net realized and unrealized gain (loss)	823,174	442,100
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,608,564	$596,227

The accompanying notes are an integral part of these financial statements.

17

OVERLAY SHARES ETFs
Statements of Changes in Net Assets

	Overlay Shares Core Bond ETF		Overlay Shares Foreign Equity ETF
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$1,498,548	$1,293,025	$468,169	$399,942
Net realized gain (loss)	(1,609,101)	372,118	517,360	686,825
Net change in unrealized appreciation (depreciation)	796,501	2,835,514	1,564,424	2,113,345
Net increase in net assets from operations	685,948	4,500,657	2,549,953	3,200,112
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,498,548)	(1,293,025)	(468,169)	(399,942)
From return of capital	(1,408,211)	(1,256,472)	(499,395)	(381,063)
Total distributions to shareholders	(2,906,759)	(2,549,497)	(967,564)	(781,005)
CAPITAL TRANSACTIONS:
Creations	15,186,024	12,727,990	9,176,448	3,357,182
Redemptions	(25,104,211)	(15,246,009)	(4,396,333)	(3,926,026)
Net increase (decrease) in net assets from capital transactions	(9,918,187)	(2,518,019)	4,780,115	(568,844)
NET INCREASE (DECREASE) IN NET ASSETS	(12,138,998)	(566,859)	6,362,504	1,850,263
NET ASSETS:
Beginning of the year	48,838,103	49,404,962	18,620,033	16,769,770
End of the year	$36,699,105	$48,838,103	$24,982,537	$18,620,033
SHARES TRANSACTIONS
Creations	730,000	625,000	350,000	145,000
Redemptions	(1,240,000)	(755,000)	(180,000)	(175,000)
Total increase (decrease) in shares outstanding	(510,000)	(130,000)	170,000	(30,000)

The accompanying notes are an integral part of these financial statements.

18

OVERLAY SHARES ETFs
Statements of Changes in Net Assets(Continued)

	Overlay Shares Hedged Large Cap Equity ETF		Overlay Shares Large Cap Equity ETF
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$181,008	$461,120	$1,137,908	$1,109,332
Net realized gain	3,255,624	15,159,792	23,237,286	30,214,740
Net change in unrealized appreciation (depreciation)	5,807,621	(6,123,266)	(2,287,920)	9,069,886
Net increase (decrease) in net assets from operations	9,244,253	9,497,646	22,087,274	40,393,958
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(118,592)	(752,923)	(1,137,908)	(1,109,332)
From return of capital	—	(16,284)	(5,379,579)	(4,097,458)
Total distributions to shareholders	(118,592)	(769,207)	(6,517,487)	(5,206,790)
CAPITAL TRANSACTIONS:
Creations	92,501,464	34,346,349	236,317,331	176,351,447
Redemptions	(47,939,747)	(116,750,314)	(264,425,716)	(188,086,326)
Net increase (decrease) in net assets from capital transactions	44,561,717	(82,403,965)	(28,108,385)	(11,734,879)
NET INCREASE (DECREASE) IN NET ASSETS	53,687,378	(73,675,526)	(12,538,598)	23,452,289
NET ASSETS:
Beginning of the year	22,858,726	96,534,252	181,317,382	157,865,093
End of the year	$76,546,104	$22,858,726	$168,778,784	$181,317,382
SHARES TRANSACTIONS
Creations	2,730,000	1,115,000	5,120,000	4,375,000
Redemptions	(1,400,000)	(3,875,000)	(5,760,000)	(4,760,000)
Total increase (decrease) in shares outstanding	1,330,000	(2,760,000)	(640,000)	(385,000)

The accompanying notes are an integral part of these financial statements.

19

OVERLAY SHARES ETFs
Statements of Changes in Net Assets(Continued)

	Overlay Shares Municipal Bond ETF		Overlay Shares Short Term Bond ETF
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$643,183	$385,315	$1,785,390	$1,593,253
Net realized gain (loss)	(409,392)	339,603	(44,663)	1,231,151
Net change in unrealized appreciation (depreciation)	(596,170)	512,318	867,837	2,525,111
Net increase (decrease) in net assets from operations	(362,379)	1,237,236	2,608,564	5,349,515
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(643,183)	(789,769)	(1,893,222)	(2,481,091)
From return of capital	(784,690)	(61,844)	(1,295,551)	(586,430)
Total distributions to shareholders	(1,427,873)	(851,613)	(3,188,773)	(3,067,521)
CAPITAL TRANSACTIONS:
Creations	10,717,979	10,535,498	88,777,161	59,238,700
Redemptions	(4,562,745)	(2,660,061)	(80,228,776)	(81,456,474)
Net increase (decrease) in net assets from capital transactions	6,155,234	7,875,437	8,548,385	(22,217,774)
NET INCREASE (DECREASE) IN NET ASSETS	4,364,982	8,261,060	7,968,176	(19,935,780)
NET ASSETS:
Beginning of the year	22,910,572	14,649,512	43,586,060	63,521,840
End of the year	$ 27,275,554	$22,910,572	$51,554,236	$43,586,060
SHARES TRANSACTIONS
Creations	490,000	475,000	4,000,000	2,700,000
Redemptions	(220,000)	(125,000)	(3,610,000)	(3,270,000)
Total increase (decrease) in shares outstanding	270,000	350,000	390,000	(1,020,000)

The accompanying notes are an integral part of these financial statements.

20

OVERLAY SHARES ETFs
Statements of Changes in Net Assets(Continued)

	Overlay Shares Small Cap Equity ETF
	Year Ended August 31,
	2025	2024
OPERATIONS:
Net investment income	$154,127	$58,784
Net realized gain	640,739	427,189
Net change in unrealized appreciation (depreciation)	(198,639)	1,399,759
Net increase in net assets from operations	596,227	1,885,732
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(164,857)	(211,208)
From return of capital	(330,803)	(111,038)
Total distributions to shareholders	(495,660)	(322,246)
CAPITAL TRANSACTIONS:
Creations	10,807,449	3,866,712
Redemptions	(7,248,254)	(962,796)
Net increase in net assets from capital transactions	3,559,195	2,903,916
NET INCREASE IN NET ASSETS	3,659,762	4,467,402
NET ASSETS:
Beginning of the year	12,182,404	7,715,002
End of the year	$ 15,842,166	$12,182,404
SHARES TRANSACTIONS
Creations	320,000	120,000
Redemptions	(210,000)	(30,000)
Total increase (decrease) in shares outstanding	110,000	90,000

The accompanying notes are an integral part of these financial statements.

21

OVERLAY SHARES ETFs
Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments(c)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Year	Total Return(d)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(e)(f)	Ratio of Interest Expense to Average Net Assets(e)(f)	Ratio of Expenses to Average Net Assets Excluding Interest(e)(f)	Ratio of Net Investment Income (Loss) to Average Net Assets(e)(f)	Portfolio Turnover Rate(d)(g)
Overlay Shares Core Bond ETF
8/31/2025	$21.28	0.64	(0.15)	0.49	(0.63)	—	(0.58)	(1.21)	$20.56	2.44%	$36,699	0.76%	0.01%	0.75%	3.13%	9%
8/31/2024	$20.37	0.57	1.45	2.02	(0.57)	—	(0.54)	(1.11)	$21.28	10.33%	$48,838	0.76%	0.01%	0.75%	2.78%	11%
8/31/2023	$21.54	0.44	(0.59)	(0.15)	(0.42)	—	(0.60)	(1.02)	$20.37	−0.63%	$49,405	0.84%	0.09%	0.75%	2.13%	3%
8/31/2022	$26.40	0.26	(3.99)	(3.73)	(0.23)	(0.43)	(0.47)	(1.13)	$21.54	−14.56%	$64,634	0.77%	0.02%	0.75%	1.07%	6%
8/31/2021	$26.61	0.27	0.52	0.79	(0.83)	(0.17)	—	(1.00)	$26.40	3.13%	$143,901	0.77%	0.02%	0.75%	1.03%	7%
Overlay Shares Foreign Equity ETF
8/31/2025	$25.86	0.65	2.90	3.55	(0.70)	—	(0.64)	(1.34)	$28.07	14.37%	$24,983	0.76%	0.01%	0.75%	2.53%	12%
8/31/2024	$22.36	0.57	4.03	4.60	(0.57)	—	(0.53)	(1.10)	$25.86	21.15%	$18,620	0.76%	0.01%	0.75%	2.41%	12%
8/31/2023	$21.04	0.45	1.89	2.34	(0.48)	—	(0.54)	(1.02)	$22.36	11.35%	$16,770	0.80%	0.05%	0.75%	2.04%	117%
8/31/2022	$27.84	0.44	(6.04)	(5.60)	(0.54)	(0.14)	(0.52)	(1.20)	$21.04	−20.64%	$11,046	0.78%	0.03%	0.75%	1.79%	8%
8/31/2021	$24.13	0.33	4.39	4.72	(1.01)	—	—	(1.01)	$27.84	19.82%	$6,960	0.77%	0.02%	0.75%	1.28%	10%
Overlay Shares Hedged Large Cap Equity ETF
8/31/2025	$33.13	0.14	4.73	4.87	(0.11)	—	—	(0.11)	$37.89	14.75%	$76,546	0.77%	0.02%	0.75%	0.41%	23%
8/31/2024	$27.98	0.24	5.15	5.39	(0.23)	—	(0.01)	(0.24)	$33.13	19.37%	$22,859	0.82%	0.07%	0.75%	0.83%	21%
8/31/2023	$25.53	0.23	2.42	2.65	(0.15)	(0.05)	—	(0.20)	$27.98	10.49%	$96,534	0.90%	0.15%	0.75%	0.86%	5%
8/31/2022	$28.97	0.14	(3.46)	(3.32)	(0.12)	—	—	(0.12)	$25.53	−11.54%	$26,165	0.85%	0.10%	0.75%	0.51%	24%
8/31/2021(h)	$25.00	0.04	3.93	3.97	—	—	—	—	$28.97	15.89%	$12,313	0.81%	0.06%	0.75%	0.26%	13%
Overlay Shares Large Cap Equity ETF
8/31/2025	$45.44	0.28	6.19	6.47	(0.28)	—	(1.25)	(1.53)	$50.38	14.61%	$168,779	0.76%	0.01%	0.75%	0.60%	7%
8/31/2024	$36.08	0.29	10.39	10.68	(0.26)	—	(1.06)	(1.32)	$45.44	30.25%	$181,317	0.76%	0.01%	0.75%	0.74%	11%
8/31/2023	$32.22	0.32	4.73	5.05	(0.23)	—	(0.96)	(1.19)	$36.08	16.19%	$157,865	0.84%	0.09%	0.75%	0.98%	1%
8/31/2022	$39.21	0.23	(5.74)	(5.51)	(0.30)	(0.57)	(0.61)	(1.48)	$32.22	−14.53%	$248,933	0.77%	0.02%	0.75%	0.65%	5%
8/31/2021	$30.08	0.22	10.16	10.38	(0.87)	(0.38)	—	(1.25)	$39.21	35.36%	$200,959	0.77%	0.02%	0.75%	0.66%	6%
Overlay Shares Municipal Bond ETF
8/31/2025	$22.35	0.51	(0.67)	(0.16)	(0.55)	—	(0.58)	(1.13)	$21.06	−0.73%	$27,276	0.76%	0.01%	0.75%	2.36%	7%
8/31/2024	$21.70	0.47	1.23	1.70	(0.75)	(0.24)	(0.06)	(1.05)	$22.35	8.05%	$22,911	0.76%	0.01%	0.75%	2.15%	12%
8/31/2023	$22.11	0.39	0.18	0.57	(0.38)	—	(0.60)	(0.98)	$21.70	2.67%	$14,650	0.81%	0.06%	0.75%	1.77%	3%
8/31/2022	$26.37	0.25	(3.03)	(2.78)	(0.29)	(0.80)	(0.39)	(1.48)	$22.11	−11.02%	$14,922	0.77%	0.02%	0.75%	1.03%	5%
8/31/2021	$25.80	0.31	1.28	1.59	(0.87)	(0.15)	—	(1.02)	$26.37	6.32%	$11,208	0.77%	0.02%	0.75%	1.19%	7%
Overlay Shares Short Term Bond ETF
8/31/2025	$22.58	0.76	0.27	1.03	(0.78)	(0.03)	(0.58)	(1.39)	$22.22	4.79%	$51,554	0.76%	0.01%	0.75%	3.44%	7%
8/31/2024	$21.53	0.63	1.70	2.33	(0.75)	(0.22)	(0.31)	(1.28)	$22.58	11.23%	$43,586	0.76%	0.01%	0.75%	2.90%	13%
8/31/2023	$21.93	0.42	0.17	0.59	(0.44)	—	(0.55)	(0.99)	$21.53	2.81%	$63,522	0.81%	0.06%	0.75%	1.95%	3%
8/31/2022	$25.30	0.20	(2.52)	(2.32)	(0.27)	(0.30)	(0.48)	(1.05)	$21.93	−9.39%	$58,116	0.77%	0.02%	0.75%	0.85%	5%
8/31/2021(h)	$25.00	0.11	0.62	0.73	(0.43)	—	—	(0.43)	$25.30	2.95%	$42,372	0.77%	0.02%	0.75%	0.71%	3%

The accompanying notes are an integral part of these financial statements.

22

OVERLAY SHARES ETFs
Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments(c)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Year	Total Return(d)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(e)(f)	Ratio of Interest Expense to Average Net Assets(e)(f)	Ratio of Expenses to Average Net Assets Excluding Interest(e)(f)	Ratio of Net Investment Income (Loss) to Average Net Assets(e)(f)	Portfolio Turnover Rate(d)(g)
Overlay Shares Small Cap Equity ETF
8/31/2025	$35.83	0.42	0.35	0.77	(0.47)	(0.02)	(0.91)	(1.40)	$35.20	2.41%	$15,842	0.77%	0.02%	0.75%	1.24%	6%
8/31/2024	$30.86	0.20	5.85	6.05	(0.31)	(0.42)	(0.35)	(1.08)	$35.83	20.16%	$12,182	0.77%	0.02%	0.75%	0.61%	9%
8/31/2023	$30.26	0.24	1.42	1.66	(0.23)	—	(0.83)	(1.06)	$30.86	5.75%	$7,715	0.82%	0.07%	0.75%	0.81%	2%
8/31/2022	$37.20	0.25	(5.77)	(5.52)	(0.34)	(0.34)	(0.74)	(1.42)	$30.26	−15.30%	$7,565	0.78%	0.03%	0.75%	0.74%	5%
8/31/2021	$24.27	0.08	13.83	13.91	(0.89)	(0.09)	—	(0.98)	$37.20	58.12%	$6,510	0.77%	0.02%	0.75%	0.25%	6%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Inception date of the Fund was January 14, 2021.
The accompanying notes are an integral part of these financial statements.

23

Overlay Shares ETFs
Notes to the Financial Statements
August 31, 2025
1. ORGANIZATION
Overlay Shares Core Bond ETF (“OVB”), Overlay Shares Foreign Equity ETF (“OVF”), Overlay Shares Hedged Large Cap Equity ETF (“OVLH”), Overlay Shares Large Cap Equity ETF (“OVL”), Overlay Shares Municipal Bond ETF (“OVM”), Overlay Shares Short Term Bond ETF (“OVT”) and Overlay Shares Small Cap Equity ETF (“OVS”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in one or more other ETFs that seek to obtain exposure based on the following:

Fund	Investment Objectives
OVB	Investment grade, U.S. dollar-denominated, fixed-rate taxable bonds
OVF	Non-U.S. equity securities (from both developed and emerging markets)
OVLH	Hedged U.S. large cap equity securities
OVL	U.S. large cap equity securities
OVM	Investment grade municipal bonds and below investment grade municipal bonds
OVT	Short-term, investment grade, U.S. dollar-denominated, fixed-rate taxable bonds with dollar-weighted average maturity of no more than three years with a maximum maturity of five years
OVS	U.S. small cap equity securities

The Funds may invest directly in the securities held by such ETFs and sell and purchase listed short-term put options to generate income to the Funds (the “Overlay Strategy”).
The Funds’ Overlay Strategy seeks to generate income for the Funds by utilizing a “put spread” consisting of the sale of exchange-listed short-term put options with a notional value (strike price times the value of the shares) up to 100% of each Fund’s net assets and the purchase of an identical number of short-term put options with a lower strike price. Each Fund seeks to generate income from the sale and purchase of put options with a lower strike price to hedge against a decline in the options’ underlying asset, the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Funds’ total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

24

Overlay Shares ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at Liquid Strategies, LLC ( “Liquid Strategies” or the “Adviser”) as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of August 31, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase. All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair

25

Overlay Shares ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds, except for OVLH, generally pay out distributions from net investment income and 50 bps in anticipated income from the options overlay, if any, quarterly. OVLH will distribute net investment income, if any, annually. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2025, the Funds’ year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of August 31, 2025, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2025. At August 31, 2025, the Funds’ fiscal year end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdictions.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

26

Overlay Shares ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
Derivatives – Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When an index call option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When an index put option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of August 31, 2025, the Funds’ derivative instruments are not subject to a master netting arrangement.
Derivative Instruments – The average monthly value outstanding of purchased and written options during the year ended August 31, 2025, were as follows:

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF
Purchased Put Options	$260,416	$91,709	$1,158,598	$1,034,880
Written Put Options	(448,273)	(157,620)	—	(1,792,123)

	Overlay Shares Municipal Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
Purchased Put Options	$148,059	$272,250	$64,255
Written Put Options	(253,047)	(463,443)	(110,658)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of August 31, 2025:

	Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Overlay Shares Core Bond ETF	Purchased Options	$26,530	$—
	Written Options	—	54,110
Overlay Shares Foreign Equity ETF	Purchased Options	17,670	—
	Written Options	—	36,170
Overlay Shares Hedged Large Cap Equity ETF	Purchased Options	1,680,925	—
	Written Options	—	—
Overlay Shares Large Cap Equity ETF	Purchased Options	123,175	—
	Written Options	—	251,225

27

Overlay Shares ETFs
Notes to the Financial Statements
August 31, 2025(Continued)

	Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Overlay Shares Municipal Bond ETF	Purchased Options	19,565	—
	Written Options	—	40,035
Overlay Shares Short Term Bond ETF	Purchased Options	$36,910	$—
	Written Options	—	75,510
Overlay Shares Small Cap Equity ETF	Purchased Options	11,370	—
	Written Options	—	23,190

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended August 31, 2025:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
		Purchased Options*	Written Options	Purchased Options*	Written Options
Overlay Shares Core Bond ETF	Equity Risk Contracts	$(349,037)	$331,670	$40,015	$(50,167)
Overlay Shares Foreign Equity ETF	Equity Risk Contracts	(320,365)	402,021	2,636	109
Overlay Shares Hedged Large Cap Equity ETF	Equity Risk Contracts	(2,022,534)	—	(335,460)	—
Overlay Shares Large Cap Equity ETF	Equity Risk Contracts	1,556,956	(2,369,051)	109,009	(126,291)
Overlay Shares Municipal Bond ETF	Equity Risk Contracts	152,083	(250,626)	5,289	(3,273)
Overlay Shares Short Term Bond ETF	Equity Risk Contracts	89,618	17,433	9,481	(5,672)
Overlay Shares Small Cap Equity ETF.	Equity Risk Contracts	(32,858)	42,688	26	2,172

*	Included as a component of Investments on the Funds’ Statements of Operations.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Liquid Strategies, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets. Liquid Strategies has agreed to pay all expenses of the Funds except the fee paid to Liquid Strategies under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be

28

Overlay Shares ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
“Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). For the period September 1, 2024 to November 24, 2024, the Funds were listed and traded on the NYSE Arca, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant

29

Overlay Shares ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Year Ended August 31, 2025
	Ordinary Income(1)(2)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Core Bond ETF	$1,498,548	$—	$—	$1,408,211
Overlay Shares Foreign Equity ETF	468,169	—	—	499,395
Overlay Shares Hedged Large Cap Equity ETF	118,592	—	—	—
Overlay Shares Large Cap Equity ETF	1,137,908	—	—	5,379,579
Overlay Shares Municipal Bond ETF	7,309	635,874	—	784,690
Overlay Shares Short Term Bond ETF	1,826,706	—	66,516	1,295,551
Overlay Shares Small Cap Equity ETF	157,641	—	7,216	330,803

	Year Ended August 31, 2024
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Core Bond ETF	$1,293,025	$—	$—	$1,256,472
Overlay Shares Foreign Equity ETF	399,942	—	—	381,063
Overlay Shares Hedged Large Cap Equity ETF	752,923	—	—	16,284
Overlay Shares Large Cap Equity ETF	1,109,332	—	—	4,097,458
Overlay Shares Municipal Bond ETF	170,702	381,247	237,820	61,844
Overlay Shares Short Term Bond ETF	1,992,905	—	488,186	586,430
Overlay Shares Small Cap Equity ETF	87,305	—	123,903	111,038

(1)	Ordinary income may include short-term capital gains.
(2)	All or a portion of these distributions may be reclassified at year-end through tax adjustments.
At August 31, 2025, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
Federal Tax Cost of Investments	$42,418,179	$21,031,070	$67,955,440	$154,823,204	$28,810,781	$52,450,452	$14,946,638
Gross Tax Unrealized Appreciation	$52,279	$4,032,669	$9,426,359	$14,598,347	$47,236	$264,209	$1,046,295
Gross Tax Unrealized Depreciation	(5,846,456)	(117,163)	(421,129)	(875,252)	(1,612,434)	(1,244,878)	(176,041)
Net Tax Unrealized Appreciation (Depreciation)	(5,794,177)	3,915,506	9,005,230	13,723,095	(1,565,198)	(980,669)	870,254
Undistributed Ordinary Income	—	—	62,415	—	—	—	—
Other Accumulated Gain (Loss)	(1,145,767)	(720,044)	(4,483,840)	(1,022,849)	(99,144)	1	—
Total Distributable Earnings / (Accumulated Losses)	$(6,939,944)	$3,195,462	$4,583,805	$12,700,246	$(1,664,342)	$(980,668)	$870,254

30

Overlay Shares ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and Mark-to-Market of Section 1256 Contracts.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the taxable year ended August 31, 2025, the Funds deferred the following post-October losses and late-year ordinary losses:

	Post-October Losses Deferred	Late Year Losses Deferred
Overlay Shares Core Bond ETF	$—	$—
Overlay Shares Foreign Equity ETF	—	—
Overlay Shares Hedged Large Cap Equity ETF	2,341,211	—
Overlay Shares Large Cap Equity ETF	—	—
Overlay Shares Municipal Bond ETF	—	—
Overlay Shares Short Term Bond ETF	—	—
Overlay Shares Small Cap Equity ETF	—	—

At August 31, 2025, the Funds’ fiscal year end, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
Overlay Shares Core Bond ETF	$211,182	$934,586	Indefinite
Overlay Shares Foreign Equity ETF	—	720,046	Indefinite
Overlay Shares Hedged Large Cap Equity ETF	1,536,283	606,347	Indefinite
Overlay Shares Large Cap Equity ETF	385,356	637,493	Indefinite
Overlay Shares Municipal Bond ETF	41,229	57,915	Indefinite
Overlay Shares Short Term Bond ETF	—	—	Indefinite
Overlay Shares Small Cap Equity ETF	—	—	Indefinite

During the year ended August 31, 2025, capital loss carryforwards were utilized by the Funds as follows:

	Short Term	Long Term
Overlay Shares Core Bond ETF	$—	$—
Overlay Shares Foreign Equity ETF	—	84,856
Overlay Shares Hedged Large Cap Equity ETF	—	—
Overlay Shares Large Cap Equity ETF	—	—
Overlay Shares Municipal Bond ETF	—	—
Overlay Shares Short Term Bond ETF	—	—
Overlay Shares Small Cap Equity ETF	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended August 31, 2025, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Overlay Shares Core Bond ETF	$1,719,999	$(1,719,999)
Overlay Shares Foreign Equity ETF	(478,943)	478,943
Overlay Shares Hedged Large Cap Equity ETF	(5,009,498)	5,009,498
Overlay Shares Large Cap Equity ETF	(24,403,591)	24,403,591
Overlay Shares Municipal Bond ETF	171,729	(171,729)
Overlay Shares Short Term Bond ETF	35,732	(35,732)
Overlay Shares Small Cap Equity ETF	(580,295)	580,295

31

Overlay Shares ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
6. INVESTMENT TRANSACTIONS
During the year ended August 31, 2025, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Overlay Shares Core Bond ETF	$74,559	$(753,102)
Overlay Shares Foreign Equity ETF	478,943	—
Overlay Shares Hedged Large Cap Equity ETF	5,511,732	(483,763)
Overlay Shares Large Cap Equity ETF	30,353,630	(5,391,862)
Overlay Shares Municipal Bond ETF	2,448	(70,581)
Overlay Shares Short Term Bond ETF	215,629	(70,758)
Overlay Shares Small Cap Equity ETF	796,234	(70,685)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended August 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Overlay Shares Core Bond ETF	$4,179,619	$4,641,998	$14,317,215	$25,053,913
Overlay Shares Foreign Equity ETF	2,202,952	2,538,450	9,150,767	4,394,316
Overlay Shares Hedged Large Cap Equity ETF	46,672,308	9,777,395	43,419,001	39,684,455
Overlay Shares Large Cap Equity ETF	12,506,460	15,110,687	233,134,494	264,280,258
Overlay Shares Municipal Bond ETF	1,818,665	2,637,715	10,724,765	4,555,132
Overlay Shares Short Term Bond ETF	3,698,126	5,088,865	88,675,349	79,881,897
Overlay Shares Small Cap Equity ETF	702,449	981,119	10,752,381	7,206,148

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.
A complete description of principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks”.
8. Operating Segments
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Manager, Chief Compliance Officer, Chief Information Officer, Chief Financial Officer and Controller, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

32

Overlay Shares ETFs
Notes to the Financial Statements
August 31, 2025(Continued)
9. SUBSEQUENT EVENTS
On October 6, 2025, the Funds paid a distribution to shareholders of record on October 3, 2025, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Overlay Shares Core Bond ETF	$0.31	$531,993
Overlay Shares Foreign Equity ETF	0.14	134,749
Overlay Shares Large Cap Equity ETF	0.41	1,397,657
Overlay Shares Municipal Bond ETF	0.31	397,086
Overlay Shares Short Term Bond ETF	0.36	825,015
Overlay Shares Small Cap Equity ETF	0.31	146,278

Management has evaluated the Funds’ related events and transactions that occurred subsequent to August 31, 2025, through the date of issuance of the Funds’ financial statements. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

33

OVERLAY SHARES ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Overlay Shares ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of Overlay Shares Core Bond ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Hedged Large Cap Equity ETF, Overlay Shares Large Cap Equity ETF, Overlay Shares Municipal Bond ETF, Overlay Shares Short Term Bond ETF, and Overlay Shares Small Cap Equity ETF (the “Funds”), each a series of Listed Funds Trust, as of August 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Overlay Shares Core Bond ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Large Cap Equity ETF, Overlay Shares Municipal Bond ETF, and Overlay Shares Small Cap Equity ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, 2022 and 2021
Overlay Shares Hedged Large Cap Equity ETF and Overlay Shares Short Term Bond ETF	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and 2022 and for the period from January 14, 2021 (commencement of operations) through August 31, 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 29, 2025

34

OVERLAY SHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
(Unaudited)
At meetings held on May 29, 2025 (the “May Meeting”) and June 10 and 11, 2025 (the “June Meeting” and together with the May Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Liquid Strategies, LLC (the “Adviser”) and the Trust, on behalf of Overlay Shares Core Bond ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Large Cap Equity ETF, Overlay Shares Hedged Large Cap Equity ETF, Overlay Shares Municipal Bond ETF, Overlay Shares Small Cap Equity ETF, and Overlay Shares Short Term Bond ETF (each a “Fund” and together, the “Funds”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the June Meeting representatives from the Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance programs. The representatives discussed the services provided to each Fund by the Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement, and information conveyed during the Adviser’s oral presentation. The Board also considered the information it received throughout the year about each Fund and the Adviser. The Board considered the approval of the continuation of the Agreement for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the June Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with the applicable Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser from the relationship with the applicable Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, including the Adviser’s hiring of a new chief compliance officer, and past and current reports from the Trust’s Chief Compliance Officer regarding her view of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to each Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience

35

OVERLAY SHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
(Unaudited)(Continued)
of the firm’s key personnel, the firm’s cybersecurity policy and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds.
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance for periods ended March 31, 2025 had been included in the Materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified funds the Adviser considered to be each Fund’s most direct competitors (the “Selected Peer Group”) and provided a comparison of each Fund’s performance compared with the funds in its Selected Peer Group.
Overlay Shares Core Bond ETF: The Board noted that, for the one- and three-year periods ended March 31, 2025, the Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, and outperformed the same benchmark for the since inception period ended March 31, 2025. The Board further noted that, for the one- and three-year periods ended March 31, 2025, the Fund underperformed the average of its Peer Group and its Category Peer Group. For the five-year period, the Board noted the Fund outperformed its Category Peer Group, but underperformed its Peer Group. With respect to the Selected Peer Group, the Fund underperformed the group for the one-year period, but performed within the range of the group for the three- and five-year periods.
Overlay Shares Foreign Equity ETF: The Board noted that, for the one-year, three-year and since inception periods ended March 31, 2025, the Fund underperformed its benchmark, the MSCI AC World ex USA Net (USD). The Board further noted that, for the one-, three- and five-year periods ended March 31, 2025, the Fund underperformed the average of its Peer Group and its Category Peer Group, as well as the funds within its Selected Peer Group.
Overlay Shares Large Cap Equity ETF: The Board noted that, for the one-year and three-year periods ended March 31, 2025, the Fund underperformed its benchmark, the S&P 500 Total Return, but outperformed the same benchmark for the since inception period ended March 31, 2025. The Board further noted that, for the one-year period ended March 31, 2025, the Fund underperformed the average of its Peer Group but outperformed the average of its Category Peer Group. The Board also noted that the Fund outperformed both its Peer Group and Category Peer Group for the three- and five-year periods. With respect to its Selected Peer Group, the Board noted the Fund performed within the range of its peers for the one- and three-year periods and outperformed its peers for the five-year period.
Overlay Shares Hedged Large Cap Equity ETF: The Board noted that, for the one-year, three-year and since inception periods ended March 31, 2025, the Fund underperformed its benchmark, the S&P 500 Total Return. The Board further noted that, for the one-year period ended March 31, 2025, the Fund underperformed the average of its Peer Group but outperformed the average of its Category Peer Group, and for the three-year period, the Fund outperformed both its Peer Group and Category Peer Group. Lastly, the Board noted that for the one- and three-year periods ended March 31, 2025, the Fund was within the range of performance of its Selected Peer Group.
Overlay Shares Municipal Bond ETF: The Board noted that, for the one-year and three-year periods ended March 31, 2025, the Fund underperformed its benchmark, the Bloomberg 1-15 Municipal Bond Index, and outperformed the same benchmark for the since inception period ended March 31, 2025. The Board further noted that, for the one- and three-year periods ended March 31, 2025, the Fund underperformed the average of its Peer Group and its Category Peer Group, but outperformed the average of its Peer Group and Category Peer Group for the five-year period ended March 31, 2025. The Board further noted that, for the one- and three-year periods ended March 31, 2025, the Fund underperformed the funds within its Selected Peer Group but outperformed the funds within its Selected Peer Group for the five-year period ended March 31, 2025.
Overlay Shares Small Cap Equity ETF: The Board noted that, for the one-year and three-year periods ended March 31, 2025, the Fund underperformed its benchmark, the S&P SmallCap 600 Total Return Index, and outperformed the same benchmark for the since inception period ended March 31, 2025. The Board further noted that, for the one- and three-year periods ended March 31, 2025, the Fund underperformed the average of its Peer Group and its Category Peer Group. The Board noted that for the five-year period ended March 31, 2025, the Fund outperformed the average of its Category Peer Group but underperformed the average of its Peer Group. The Board further noted that, for the one- and

36

OVERLAY SHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
(Unaudited)(Continued)
three-year periods ended March 31, 2025, the Fund underperformed the funds within its Selected Peer Group but outperformed the funds within its Selected Peer Group for the five-year period ended March 31, 2025.
Overlay Shares Short Term Bond ETF: The Board noted that, for the one-year, three-year and since inception periods ended March 31, 2025, the Fund underperformed its benchmark, the Bloomberg U.S. Corporate 1-5 Year Total Return Index. The Board noted that the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-year, three-year and since inception periods ended March 31, 2025. The Board further noted that, for the one-year and three-year periods ended March 31, 2025, the Fund underperformed the average of its Peer Group and its Category Peer Group, as well as the funds within its Selected Peer Group.
The Board considered the Adviser’s opinion that each Fund has a unique investment strategy that differs from its peers and its benchmarks, and that those peers may not serve as apt comparisons.
Cost of Services to be Provided and Profitability. The Board reviewed the management fee for each Fund, including in comparison to the management fees of its respective Peer Group as provided in the Barrington Report, and its Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning that the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.
Overlay Shares Core Bond ETF: The Board noted that the management fee for the Fund was higher than the average and the median of its Peer Group and higher than the management fees of the funds within in the Selected Peer Group.
Overlay Shares Foreign Equity ETF: The Board noted that the management fee for the Fund was higher than the average and the median of its Peer Group and higher than the management fees of the funds within in the Selected Peer Group.
Overlay Shares Large Cap Equity ETF: The Board noted that the management fee for the Fund was higher than the average but equal to the median of its Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
Overlay Shares Hedged Large Cap Equity ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group but within the range of its Selected Peer Group.
Overlay Shares Municipal Bond ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group and higher than the management fees of the funds within in the Selected Peer Group.
Overlay Shares Small Cap Equity ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group. but within the range of its Selected Peer Group.
Overlay Shares Short Term Bond ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group and higher than the management fees of the funds within in the Selected Peer Group.
The Board considered the Adviser’s discussion of the characteristics that set each Fund apart from its respective peers to warrant a higher management fee and agreed to monitor whether each Fund’s management fee continues to remain appropriate in light of performance.

37

OVERLAY SHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
(Unaudited)(Continued)
Economies of Scale. The Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of each Fund and its shareholders.

38

OVERLAY SHARES ETFs
ADDITIONAL INFORMATION (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreement.
TAX INFORMATION
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended August 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Overlay Shares Foreign Equity ETF	96.14%
Overlay Shares Large Cap Equity ETF	100.00%
Overlay Shares Small Cap Equity ETF	84.77%

For the fiscal year ended August 31, 2025, the percent of ordinary income distributions qualifying for the corporate dividends received deduction was as follows:

Overlay Shares Foreign Equity ETF	100.00%
Overlay Shares Large Cap Equity ETF	0.16%
Overlay Shares Small Cap Equity ETF	0.07%

For the fiscal year ended August 31, 2025, the Overlay Shares Foreign Equity ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Overlay Shares Foreign Equity ETF	$967,564	$17,829

39

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	11/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	11/3/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	11/3/2025

* Print the name and title of each signing officer under his or her signature